PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 543	$ 698	$ 769	$ 493